CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income
Interest income	$ 10,156	$ 10,749
Non-interest expenses	5,423	5,282
Earnings before income taxes	2,555	1,860
Federal income tax expense (benefit)	840	104
NET INCOME	1,715	1,756
Parent Company [Member]
Income
Interest income	121	164
Dividends from First Federal of Hazard	0	0
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	886	644
Dividends from Frankfort First	0	378
Equity in undistributed earnings of Frankfort First	1,306	964
Total income	2,313	2,150
Non-interest expenses	838	547
Earnings before income taxes	1,475	1,603
Federal income tax expense (benefit)	(240)	(153)
NET INCOME	$ 1,715	$ 1,756